Label	Element	Value
Dreyfus Diversified Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000799295_SupplementTextBlock

October 31, 2014

DREYFUS INVESTMENT FUNDS

Dreyfus Diversified Emerging Markets Fund

 Supplement to the Summary Prospectus

dated March 17, 2014 and the

Statutory Prospectus dated January 31, 2014, as revised March 17, 2014

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Diversified Emerging Markets Fund
Expense [Heading]	rr_ExpenseHeading	The following information supersedes and replaces any contrary information contained in the section of the Summary Prospectus entitled "Fees and Expenses" and in the section of the Statutory Prospectus entitled "Fund Summary - Fees and Expenses":
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective November 1, 2014, the fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until February 1, 2016, to waive receipt of its fees and/or assume the expenses of the fundso that the expenses of Class A, Class C, Class I and Class Y shares of the fund (excluding Rule 12b-1 fees, shareholder services fees, acquired fund fees and expenses incurred by underlying funds, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.35%, 1.35%, 1.35% and 1.30%, respectively.  On or after February 1, 2016, The Dreyfus Corporation may terminate this expense limitation at any time.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-02-01